Fair Value Measurements (Details) - Hercules Warrant [Member] - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Balance at January 1, 2016	$ 84
Change in estimated fair value of liability classified warrants	(38)
Reclassification from liability to additional paid-in capital	(46)
Balance at December 31, 2016	$ 0